SECURITIES - Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	$ 546,863	$ 621,588
Debt securities, available-for-sale, unrealized gains	430	343
Debt securities, available-for-sale, unrealized losses	51,384	62,749
Securities available for sale	495,909	559,182
U.S. agency
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	8,320	8,858
Debt securities, available-for-sale, unrealized gains	1	1
Debt securities, available-for-sale, unrealized losses	404	700
Securities available for sale	7,917	8,159
U.S. agency residential mortgage-backed
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	87,435	80,589
Debt securities, available-for-sale, unrealized gains	136	47
Debt securities, available-for-sale, unrealized losses	6,506	9,499
Securities available for sale	81,065	71,137
U.S. agency commercial mortgage-backed
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	8,039	12,821
Debt securities, available-for-sale, unrealized gains	0	0
Debt securities, available-for-sale, unrealized losses	853	1,180
Securities available for sale	7,186	11,641
Private label mortgage-backed
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	42,689	74,268
Debt securities, available-for-sale, unrealized gains	260	263
Debt securities, available-for-sale, unrealized losses	2,443	4,496
Securities available for sale	40,506	70,035
Other asset backed
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	30,633	39,232
Debt securities, available-for-sale, unrealized gains	31	18
Debt securities, available-for-sale, unrealized losses	479	734
Securities available for sale	30,185	38,516
Obligations of states and political subdivisions
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	319,402	330,874
Debt securities, available-for-sale, unrealized gains	0	14
Debt securities, available-for-sale, unrealized losses	39,000	42,097
Securities available for sale	280,402	288,791
Corporate
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	49,355	73,960
Debt securities, available-for-sale, unrealized gains	2	0
Debt securities, available-for-sale, unrealized losses	1,696	4,039
Securities available for sale	47,661	69,921
Trust preferred
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	990	986
Debt securities, available-for-sale, unrealized gains	0	0
Debt securities, available-for-sale, unrealized losses	3	4
Securities available for sale	$ 987	$ 982